Bank Loans	12 Months Ended
Mar. 31, 2021
Subordinated Borrowings [Abstract]
BANK LOANS

NOTE 12 – BANK LOANS

Bank loans consisted of the following as of March 31, 2021 and 2020:

	As of March 31,
	2021	2020
Car loans – current portion	$37,122	$43,902

	As of March 31,
	2021	2020
Car loans – non-current portion	$6,292	$36,511

Two car loans of $76,315 at 12% annual interest rate and $51,894 at 9.5% annual interest rate were valid from October 1, 2018 to September 30, 2021 and from July 1, 2019 to June 30, 2022, respectively. Both cars were pledged as collateral for loans until full settlement.